Organization and liquidity (Details Narrative) - USD ($)	1 Months Ended
	Oct. 21, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Accumulated deficit		$ (9,553,301)	$ (9,331,253)	$ (8,928,727)		$ (8,461,493)
QDM Holdings Limited [Member]
Accumulated deficit			$ (332,071)		$ (306,988)
QDM Holdings Limited [Member] | Series C Preferred Shares [Member]
Business acquisition, shares issued	900,000
Shares issued price per share		$ 0.0001
QDM Holdings Limited [Member] | Common Stock [Member]
Shares issued price per share		$ 0.0001